Annual Fund Operating Expenses - Voya Large Cap Value Fund	May 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 1, 2027
Class R2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%	[1],[2]
Distribution and Service (12b-1) Fees	0.40%	[1],[2]
Other Expenses (as a percentage of Assets):	0.11%	[1],[2]
Expenses (as a percentage of Assets)	1.19%	[1],[2]
Fee Waiver or Reimbursement	(0.18%)	[1],[2],[3]
Net Expenses (as a percentage of Assets)	1.01%	[1],[2]
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%	[1]
Distribution and Service (12b-1) Fees	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.11%	[1]
Expenses (as a percentage of Assets)	1.04%	[1]
Fee Waiver or Reimbursement	(0.18%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.86%	[1]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%	[1]
Distribution and Service (12b-1) Fees	1.00%	[1]
Other Expenses (as a percentage of Assets):	0.11%	[1]
Expenses (as a percentage of Assets)	1.79%	[1]
Fee Waiver or Reimbursement	(0.18%)	[1],[3]
Net Expenses (as a percentage of Assets)	1.61%	[1]
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.08%	[1]
Expenses (as a percentage of Assets)	0.76%	[1]
Fee Waiver or Reimbursement	(0.15%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.61%	[1]
Class W
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.11%	[1]
Expenses (as a percentage of Assets)	0.79%	[1]
Fee Waiver or Reimbursement	(0.18%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.61%	[1]
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%	[1]
Distribution and Service (12b-1) Fees	0.50%	[1]
Other Expenses (as a percentage of Assets):	0.11%	[1]
Expenses (as a percentage of Assets)	1.29%	[1]
Fee Waiver or Reimbursement	(0.18%)	[1],[3]
Net Expenses (as a percentage of Assets)	1.11%	[1]
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.05%	[1]
Expenses (as a percentage of Assets)	0.73%	[1]
Fee Waiver or Reimbursement	(0.12%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.61%	[1]

[1]	Expense information has been restated to reflect current contractual rates.
[2]	Other Expenses are based on the estimated amounts for the current fiscal year.
[3]	Voya Investments, LLC (the “Investment Adviser”) is contractually obligated to limit expenses to 0.86%, 1.61%, 0.61%, 1.11%, 1.01%, 0.61%, and 0.61% for Class A, Class C, Class I, Class R, Class R2, Class R6, and Class W shares, respectively, through October 1, 2027 (the “Expense Limitation Agreement”). The limitation does not extend to interest, taxes, other investment-related costs, fees, leverage expenses, extraordinary expenses such as litigation or other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the independent trustees. Modification of the Expense Limitation Agreement requires written agreement signed by each of the parties and approval by the Fund’s Board of Trustees (the “Board”). The Expense Limitation Agreement shall terminate with respect to the Fund upon termination of the Fund’s advisory agreement with the Investment Adviser, or it may be terminated by Voya Equity Trust (the “Trust”), without payment of any penalty, upon written notice to the Investment Adviser at its principal place of business.